Share Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Disclosure of Liability Classified Plans	Liability Classified Plans

	Restricted Share Units	Performance Share Units	Non- Management Directors’ DSUs	Total
Balance, December 31, 2023	$16,114	$64,042	$8,367	$88,523
Expensed during the year	10,511	29,829	2,488	42,828
Settlement in shares	(2,012)	(18,355)	—	(20,367)
Payments	(13,037)	(40,016)	—	(53,053)
Foreign exchange	(16)	(57)	—	(73)
Balance, December 31, 2024	11,560	35,443	10,855	57,858
Expensed during the year	6,387	10,669	1,146	18,202
Settlement in shares	(1,920)	(6,941)	(785)	(9,646)
Payments	(6,809)	(21,664)	(895)	(29,368)
Foreign exchange	2	6	—	8
Balance, December 31, 2025	$9,220	$17,513	$10,321	$37,054
Current	6,021	6,932	10,321	23,274
Long-term	3,199	10,581	—	13,780
Balance, December 31, 2025	$9,220	$17,513	$10,321	$37,054

Summary of Shares Outstanding Under Share Based Incentive/Equity Settled Plans

A summary of the RSUs and PSUs outstanding under these share-based incentive plans is presented below:

	RSUs Outstanding	PSUs Outstanding
December 31, 2023	276,094	794,743
Granted	92,423	158,440
Redeemed	(180,989)	(450,726)
Forfeited	(7,768)	(5,404)
December 31, 2024	179,760	497,053
Granted	66,320	156,763
Redeemed	(103,136)	(231,250)
Forfeited	(10,665)	(111,634)
December 31, 2025	132,279	310,932

Summary of Status of Equity Incentive Plan

A summary of the status of the equity incentive plan is presented below:

Canadian Share Options	Options Outstanding	Range of Exercise Price			Weighted Average Exercise Price	Options Exercisable
December 31, 2023	23,055	$87.00	—	145.97	$113.01	23,055
Exercised	(925)	87.00	—	87.00	87.00	—
Forfeited	(10,170)	145.97	—	145.97	145.97	—
December 31, 2024	11,960	87.00	—	87.00	$87.00	11,960
Forfeited	(11,960)	87.00	—	87.00	87.00	—
December 31, 2025	—	$—	—	—	$—	—

U.S. Share Options	Options Outstanding	Range of Exercise Price (US$)			Weighted Average Exercise Price (US$)	Options Exercisable
December 31, 2023	128,398	$51.20	—	111.47	$85.80	128,398
Exercised	(6,485)	68.80	—	68.80	68.80	—
Forfeited	(61,861)	68.80	—	111.47	106.37	—
December 31, 2024	60,052	51.20	—	72.46	66.44	60,052
Exercised	(5,870)	51.20	—	51.20	51.20	—
Forfeited	(51,457)	68.80	—	72.46	68.99	—
December 31, 2025	2,725	$51.20	—	51.20	$51.20	2,725

Range of Exercise Prices for Options Outstanding

U.S. Share Options	Total Options Outstanding			Options Exercisable
Range of Exercise Prices (US$):	Number	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)	Number	Weighted Average Exercise Price (US$)
$ 51.20	2,725	$51.20	0.15	2,725	$51.20

Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Shares Outstanding Under Share Based Incentive/Equity Settled Plans

A summary of the DSUs outstanding under this share-based incentive plan is presented below:

Deferred Share Units	Outstanding
Balance December 31, 2023	116,280
Granted	7,193
Balance December 31, 2024	123,473
Granted	2,336
Redeemed	(21,010)
Balance December 31, 2025	104,799

Deferred Share Units (DSUs) [Member] | Non-Management Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Shares Outstanding Under Share Based Incentive/Equity Settled Plans

A summary of the activity under the non-management director DSU plans is presented below:

Deferred Share Units	Outstanding- 2012 Plan	Outstanding- 2024 Plan
December 31, 2023	1,470	—
Granted	—	6,777
Redeemed	—	(4,024)
December 31, 2024	1,470	2,753
Granted	—	15,680
Redeemed	—	(11,090)
December 31, 2025	1,470	7,343

Executive Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Shares Outstanding Under Share Based Incentive/Equity Settled Plans

Executive Restricted Share Units	Outstanding	Weighted Average Fair Value
December 31, 2023	46,740	$96.90
Granted	61,930	79.84
Redeemed	(15,570)	96.90
Forfeited	(608)	96.90
December 31, 2024	92,492	85.48
Granted	107,270	80.35
Redeemed	(36,408)	87.03
Forfeited	(34,924)	82.26
December 31, 2025	128,430	$81.63